Property, Plant and Equipment, Net - Estimated Useful Lives by Major Asset Category (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	39 years
Office furniture and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years
Transportation equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Minimum [Member] | Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years
Minimum [Member] | Tooling and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum [Member] | Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Tooling and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	8 years